SHAREHOLDER COMPENSATION (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
Dividends of fiscal year 2021		R$ 1,366,726
Dividends of fiscal year 2020			R$ 1,518,767
Unclaimed dividends		40,164	28,391
Total		R$ 1,406,891	R$ 1,547,158
Dividends approved and proposed	R$ 2,291,889
Minimum mandatory dividend (as a percent)		25.00%
Class A and Class B Preferred shares
Current
Minimum mandatory dividend (as a percent)		10.00%
Class A
Current
Minimum mandatory dividend (as a percent)		8.00%
Class B
Current
Minimum mandatory dividend (as a percent)		6.00%